Transamerica High Yield Bond Annual Fund Operating Expenses - Retail Class [Member] - Transamerica High Yield Bond	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.04%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.71%
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.62%
I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.61%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.61%

[1]	The fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2027. This arrangement cannot be terminated before that date without the consent of the Board of Trustees and is not subject to recapture.